K&L Gates LLP 1601 K Street, N.W. Washington, DC 20006 T +1 202 778 9000 F +1 202 778 9100 klgates.com

June 30, 2015

EDGAR FILING

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	American Beacon Funds

File Nos. 033-11387 and 811-04984

Post-Effective Amendment No. 225

Ladies and Gentlemen:

Transmitted herewith for filing on behalf of American Beacon Funds (the “Registrant”), pursuant to the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended, and the regulations thereunder, is Post-Effective Amendment No. 225 to the Registrant’s currently effective Registration Statement on Form N-1A (“Post-Effective Amendment No. 225”) relating to the A Class, C Class, Y Class, Institutional Class and Investor Class shares of beneficial interest in the American Beacon Ionic Strategic Arbitrage Fund (the “Fund”), a series of the Trust. This transmission contains a conformed signature page, the manually signed original of which is maintained at the offices of the Registrant.

The purposes of this filing are to respond to comments from the staff of the U.S. Securities and Exchange Commission (the “SEC”) on Post-Effective Amendment No. 224 to the Registration Statement, that was filed with the SEC pursuant to Rule 485(a) of the 1933 Act on June 26, 2015.

If you have any questions or comments concerning the foregoing, please call me at (202) 778-9015.

Very truly yours,

/s/ Kathy K. Ingber

Kathy K. Ingber